FAIR VALUE MEASUREMENT - Valuation Techniques and Inputs for Level 3 Nonrecurring Fair Value Measurements (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	$ (515,000,000)	$ (767,000,000)
Loans held-for-sale
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	34,000,000	0
Other real estate owned
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	(16,000,000)	(6,000,000)
Loans
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	(533,000,000)	(761,000,000)
Nonrecurring | Level 3
Valuation techniques and inputs
Total assets	3,635,000,000	2,207,000,000
Nonrecurring | Level 3 | Loans held-for-sale | Price-based
Valuation techniques and inputs
Total assets	2,740,000,000	912,000,000
Nonrecurring | Level 3 | Loans held-for-sale | Price-based | Minimum
Valuation techniques and inputs
Price	92.00	60.00
Credit spread	0.05%
Nonrecurring | Level 3 | Loans held-for-sale | Price-based | Maximum
Valuation techniques and inputs
Price	100.00	100.00
Credit spread	3.58%
Nonrecurring | Level 3 | Loans held-for-sale | Price-based | Weighted Average
Valuation techniques and inputs
Price	99.54	98.77
Credit spread	1.75%
Nonrecurring | Level 3 | Loans held-for-sale | Cash flow
Valuation techniques and inputs
Total assets		393,000,000
Nonrecurring | Level 3 | Loans held-for-sale | Cash flow | Minimum
Valuation techniques and inputs
Credit spread		0.45%
Nonrecurring | Level 3 | Loans held-for-sale | Cash flow | Maximum
Valuation techniques and inputs
Credit spread		0.80%
Nonrecurring | Level 3 | Loans held-for-sale | Cash flow | Weighted Average
Valuation techniques and inputs
Credit spread		0.64%
Nonrecurring | Level 3 | Other real estate owned | Price-based
Valuation techniques and inputs
Total assets	76,000,000	98,000,000
Nonrecurring | Level 3 | Other real estate owned | Price-based | Minimum
Valuation techniques and inputs
Appraised value	11,000
Discount to price (as a percent)	13.00%	34.00%
Nonrecurring | Level 3 | Other real estate owned | Price-based | Maximum
Valuation techniques and inputs
Appraised value	11,124,137
Discount to price (as a percent)	64.00%	59.00%
Nonrecurring | Level 3 | Other real estate owned | Price-based | Weighted Average
Valuation techniques and inputs
Appraised value	4,730,129
Discount to price (as a percent)	28.80%	39.00%
Nonrecurring | Level 3 | Other real estate owned | Cash flow
Valuation techniques and inputs
Total assets		17,000,000
Nonrecurring | Level 3 | Other real estate owned | Cash flow | Minimum
Valuation techniques and inputs
Price		60.46
Appraised value		636,249
Nonrecurring | Level 3 | Other real estate owned | Cash flow | Maximum
Valuation techniques and inputs
Price		100.00
Appraised value		15,897,503
Nonrecurring | Level 3 | Other real estate owned | Cash flow | Weighted Average
Valuation techniques and inputs
Price		96.67
Appraised value		11,392,478
Nonrecurring | Level 3 | Loans | Price-based
Valuation techniques and inputs
Total assets	437,000,000	581,000,000
Nonrecurring | Level 3 | Loans | Price-based | Minimum
Valuation techniques and inputs
Discount to price (as a percent)	13.00%	34.00%
Nonrecurring | Level 3 | Loans | Price-based | Maximum
Valuation techniques and inputs
Discount to price (as a percent)	34.00%	39.00%
Nonrecurring | Level 3 | Loans | Price-based | Weighted Average
Valuation techniques and inputs
Discount to price (as a percent)	28.92%	35.00%
Nonrecurring | Level 3 | Loans | Model-based
Valuation techniques and inputs
Total assets		109,000,000
Nonrecurring | Level 3 | Loans | Model-based | Minimum
Valuation techniques and inputs
Price		52.40
Appraised value		6,500,000
Nonrecurring | Level 3 | Loans | Model-based | Maximum
Valuation techniques and inputs
Price		68.00
Appraised value		86,000,000
Nonrecurring | Level 3 | Loans | Model-based | Weighted Average
Valuation techniques and inputs
Price		65.32
Appraised value		$ 43,532,719